Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS MUNICIPAL TRUST
Prospectus Date	rr_ProspectusDate	Feb. 01, 2024
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2024